NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Noncontrolling interest
Balance at the beginning of the period	$ 9,218	$ 3,818	$ 1,030
Addition of non-controlling interest	16,767
Capital contribution of non-controlling interest holder	457
Addition of non-controlling interest in connection with new establishments	733
Dividend distribution to non-controlling interest holder	(614)
Share of profit (loss)	(1,837)	283	319
Purchase of non-controlling interest	(1,664)		(142)
Other comprehensive income	(484)	24	(21)
Balance at the end of the period	22,576	9,218	3,818
iKang Zhejiang BVI
Noncontrolling interest
Balance at the beginning of the period	260	106	4
Share of profit (loss)	158	133	104
Other comprehensive income		21	(2)
Balance at the end of the period	418	260	106
WA HK
Noncontrolling interest
Balance at the beginning of the period	5,330
Addition of non-controlling interest		3,388
Capital contribution of non-controlling interest holder		1,984
Share of profit (loss)	(453)	(42)
Other comprehensive income	(199)
Balance at the end of the period	4,678	5,330
iKang Shanghai Gubei
Noncontrolling interest
Balance at the beginning of the period	1,034	824	639
Dividend distribution to non-controlling interest holder	(557)		(44)
Share of profit (loss)	9	210	236
Purchase of non-controlling interest	(486)
Other comprehensive income			(7)
Balance at the end of the period		1,034	824
iKang Shanghai Lujiazui
Noncontrolling interest
Balance at the beginning of the period			116
Share of profit (loss)			25
Purchase of non-controlling interest			(142)
Other comprehensive income			1
Fujian iKang
Noncontrolling interest
Balance at the beginning of the period	617	389	250
Share of profit (loss)	61	228	143
Other comprehensive income	(28)		(4)
Balance at the end of the period	650	617	389
Shenzhen Hospital Management
Noncontrolling interest
Balance at the beginning of the period	(52)	53	21
Share of profit (loss)	(789)	(105)	33
Other comprehensive income	13		(1)
Balance at the end of the period	(828)	(52)	53
Shanghai Jianwei Management
Noncontrolling interest
Balance at the beginning of the period	68	161
Addition of non-controlling interest			172
Capital contribution of non-controlling interest holder		50
Share of profit (loss)	(162)	(145)	(9)
Other comprehensive income		2	(2)
Balance at the end of the period	(94)	68	161
Beijing Jiandatong
Noncontrolling interest
Balance at the beginning of the period	94	45
Addition of non-controlling interest			82
Capital contribution of non-controlling interest holder		58
Share of profit (loss)	(27)	(9)	(36)
Other comprehensive income	(3)		(1)
Balance at the end of the period	64	94	45
MediFast
Noncontrolling interest
Balance at the beginning of the period	1,553	1,737
Addition of non-controlling interest			1,690
Dividend distribution to non-controlling interest holder	(57)	(387)
Share of profit (loss)	257	202	48
Other comprehensive income		1	(1)
Balance at the end of the period	1,753	1,553	1,737
iKang Changzhou
Noncontrolling interest
Balance at the beginning of the period	314	503
Addition of non-controlling interest			732
Share of profit (loss)	52	(189)	(225)
Other comprehensive income	(16)		(4)
Balance at the end of the period	350	$ 314	$ 503
Beijing Tianzhikangjian
Noncontrolling interest
Addition of non-controlling interest	5,050
Share of profit (loss)	(495)
Purchase of non-controlling interest	(1,178)
Other comprehensive income	(211)
Balance at the end of the period	3,166
Yinchuan Ciming
Noncontrolling interest
Addition of non-controlling interest	1,613
Share of profit (loss)	241
Other comprehensive income	(69)
Balance at the end of the period	1,785
Shandong Ciming Clinics
Noncontrolling interest
Addition of non-controlling interest	2,416
Share of profit (loss)	(399)
Other comprehensive income	(91)
Balance at the end of the period	1,926
Xi'an iKang
Noncontrolling interest
Addition of non-controlling interest	3,242
Capital contribution of non-controlling interest holder	457
Share of profit (loss)	(199)
Other comprehensive income	20
Balance at the end of the period	3,520
China Physician Alliance
Noncontrolling interest
Addition of non-controlling interest in connection with new establishments	551
Share of profit (loss)	(39)
Other comprehensive income	7
Balance at the end of the period	519
Wuhu
Noncontrolling interest
Addition of non-controlling interest in connection with new establishments	182
Share of profit (loss)	(56)
Other comprehensive income	3
Balance at the end of the period	129
Guizhou Winstar Medical Center
Noncontrolling interest
Addition of non-controlling interest	4,446
Share of profit (loss)	4
Other comprehensive income	90
Balance at the end of the period	$ 4,540